Other Commitments And Contingencies (Existence And Expiration Of Commercial Commitments) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Other Commitments And Contingencies [Line Items]
2016	$ 18.7
2017	2.0
2018	0.0
2019	0.0
2020	0.0
Thereafter	43.1
Total	63.8
Letter of Credit
Other Commitments And Contingencies [Line Items]
2016	18.1
2017	0.0
2018	0.0
2019	0.0
2020	0.0
Thereafter	0.0
Total	18.1
Guarantee Type, Other
Other Commitments And Contingencies [Line Items]
2016	0.6
2017	2.0
2018	0.0
2019	0.0
2020	0.0
Thereafter	43.1
Total	$ 45.7